MATERIAL ACCOUNTING POLICY INFORMATION - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 09, 2021	Apr. 25, 2020	Dec. 31, 2021	Oct. 13, 2021	Dec. 31, 2021
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					100.00%
Commitments in relation to joint ventures			$ 574		$ 574
Kibali [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					45.00%
Jabal Sayid [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					50.00%
Zaldívar
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					50.00%
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation					50.00%
Donlin Gold Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation					50.00%
Porgera Mine
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation		47.50%			47.50%
Proportion of interest held by joint operations operator					95.00%
Proposed proportion of interest to be held by government stakeholders	51.00%
Proposed proportion of interest to be held by joint operation operator	49.00%
Veladero [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation					50.00%
Nevada Gold Mines
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					61.50%
Proportion of ownership interests held by non-controlling interests					38.50%
North Mara [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					84.00%
Proportion of ownership interests held by non-controlling interests					16.00%
Bulyanhulu [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					84.00%
Proportion of ownership interests held by non-controlling interests					16.00%
Buzwagi [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					84.00%
Proportion of ownership interests held by non-controlling interests					16.00%
Carlin [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					61.50%
Proportion of ownership interests held by non-controlling interests					38.50%
Cortez [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests					38.50%
Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests					38.50%
Phoenix [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests					38.50%
Long Canyon [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests					38.50%
Loulo-Gounkoto [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					80.00%
Proportion of ownership interests held by non-controlling interests					20.00%
Tongon [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					89.70%
Proportion of ownership interests held by non-controlling interests					10.30%
Pueblo Viejo [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary					60.00%
Proportion of ownership interests held by non-controlling interests					40.00%
South Arturo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			61.50%	60.00%
Proportion of ownership interests held by non-controlling interests				40.00%